Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Cost:
Total cost	¥ 10,199		¥ 27,495
Less: Accumulated depreciation	(8,860)		(23,246)
Property and equipment, net	1,339	$ 194	4,249
Warehouse equipment [Member]
Cost:
Total cost	603		1,894
Furniture, computer and office equipment [Member]
Cost:
Total cost	3,197		5,060
Vehicles [Member]
Cost:
Total cost	2,556		3,579
Leasehold improvement [Member]
Cost:
Total cost	905		12,463
Software [Member]
Cost:
Total cost	2,938		3,012
Machinery and equipment [Member]
Cost:
Total cost			¥ 1,487